CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (4,739)	$ (1,610)	$ 1,406
Income from discontinued operations	177	80	73
Net income (loss) from continuing operations	(4,916)	(1,690)	1,333
Adjustments required to reconcile net income (loss) from continuing operations to net cash provided by (used in) operating activities:
(Loss) gain on sale of available-for-sale marketable securities	8	(10)	(1)
Depreciation and amortization	868	$ 284	$ 316
Impairment of goodwill	6,288
Change in deferred tax, net	41	$ 25	$ 400
Employees and non-employees stock-based compensation and contribution from shareholders	190	69	107
Decrease in accrued severance pay, net	(16)	(24)	(10)
Decrease in trade receivables, net	387	364	123
Decrease in other accounts receivable and prepaid expenses	43	$ 72	33
Decrease in trade payables	1,676		(25)
Increase (decrease) in accrued expenses and other liabilities	(1,514)	$ 73	$ (222)
Change in payment obligation related to acquisition	(2,774)
Increase (decrease) in deferred revenues	120	$ (60)	$ 118
Decrease (increase) in restricted cash	417	(585)	(25)
Net cash provided by (used in) operating activities from continuing operations	818	(1,482)	2,147
Cash flows from investing activities
Purchase of property and equipment	(108)	$ (41)	$ (62)
Cash paid in connection with acquisition of Vexigo Ltd., net of cash acquired (a)	(2,264)
Capitalization of software development costs	(411)
Investment in available-for-sale marketable securities	(104)	$ (153)	$ (80)
Proceeds from sale of available-for-sale marketable securities	98	157	84
Net cash used in investing activities	(2,789)	$ (37)	$ (58)
Cash flows from financing activities
Issuance of shares	500
Exercise of stock options	51	$ 14	$ 90
Net cash used in financing activities	551	14	90
Increase (decrease) in cash and cash equivalents	(1,420)	(1,505)	2,179
Cash and cash equivalents at the beginning of the year	4,864	6,369	4,190
Cash and cash equivalents at the end of the year	3,444	4,864	6,369
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	7	$ 16	$ 274
Fair values of assets acquired and liabilities assumed
Total assets, net of cash	4,691
Total liabilities	(4,512)
Technology	4,433
Deferred tax liability	(709)
Goodwill	11,107
Issuance of shares	(4,369)
Payment obligations in connection with acquisition	(1,845)
Contingent earn-out considerations, net	(6,532)
Total cash paid during the year	$ 2,264